FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

Fixed assets consist of the following:

SCHEDULE OF FIXED ASSETS

	June 30, 2021	December 31, 2020
Computer equipment	$3,213	$3,213
Total fixed assets	3,213	3,213
Accumulated Depreciation	(802)	(267)
Net fixed assets	$2,411	$2,946

Fixed assets consist of the following:

	2020	2019
Computer equipment	$3,213	$134,896
Office equipment	-	22,600
Telephone equipment	-	12,900
Total fixed assets	3,213	170,396
Accumulated Depreciation	(267)	(170,396)
Net fixed assets	$2,946	$-